RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Compensation of Key Management Personnel

i.	The Company incurred management fees for services provided by key management personnel for the years ended December 31, 2020, 2019 and 2018, as described below.

	2020		2019		2018
	$		$		$

Management Fees		133,939		244,120		241,950

ii.	During the year ended December 31, 2020 the Company granted nil stock options (2019 - 5,750,000) to directors of the Company, recording an expense of $nil (2019 - $34,500). The options have an exercise price of US$0.006 and expire on February 14, 2027.

iii.	During the year ended December 31, 2020, the Company incurred consulting fees for services provided by a former director of the Company in the amount of $nil (2019 - $19,125 up to the date of his resignation as a director on May 22, 2019. The Company paid $16,200 to this former director subsequent to his resignation.)